INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
INCOME TAXES

4.    INCOME TAXES

Cayman Islands, British Virgin Islands (“BVI”) and the Republic of Mauritius (“Mauritius”)

Under the current laws of the Cayman Islands, BVI and Mauritius, the Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius are not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Home Inns Hong Kong subsidiaries were subject to Hong Kong profit tax at a rate of 16.5% on their assessable profits. No Hong Kong profit tax has been provided as the Group did not have assessable profit that was earned in or derived from Hong Kong subsidiaries during the years presented.

PRC

The Company’s subsidiaries incorporated in the PRC are subject to PRC Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant PRC income tax laws. Effective January 1, 2008, the Company’s subsidiaries are subject to the Corporate Income Tax Law of the People’s Republic of China (hereinafter “the new CIT Law”) as approved by the National People’s Congress on March 16, 2007, under which the corporate income tax rate applicable to most of the Group’s PRC entities adjusted from 33% to 25%. Five of the Group’s subsidiaries enjoyed a preferential income tax rate of 15% before 2008, and the income tax rate applicable to these subsidiaries is phased in at 18%, 20%, 22%, 24% and 25% in a 5 year period from 2008 to 2012. Suzhou Hengchuang Software Co., Ltd. was qualified software enterprises in 2012, and is exempted from income tax for the first two years and is entitled to a preferential tax rate of 12.5% for the three years from thereafter.

On February 22, 2008, the Ministry of Finance (“MOF”) and the State Administration of Taxation (“SAT”) jointly issued CaiShui [2008] Circular 1 (“Circular 1”). According to Article 4 of Circular 1, distributions of accumulated profits earned by a Foreign Invested Enterprise (“FIE”) prior to January 1, 2008 to foreign investor(s) in 2008 or after will be exempt from withholding tax (“WHT”) while distribution of the profit earned by an FIE after January 1, 2008 to its foreign investor(s) shall be subject to WHT at a rate up to 10%. For certain jurisdictions that have signed tax treaties with the PRC, the WHT rate are 5%. No dividend was declared by PRC subsidiaries in the years ended December 31, 2009 and 2010. As the Group intended to indefinitely reinvest its earnings to further expand its businesses in PRC China, undistributed earnings as of December 31, 2009 and 2010 were considered to be indefinitely reinvested. Therefore, no deferred tax liability was recognized in the years ended December 31, 2009 and 2010.

In September 2011, in connection with the acquisition of Motel 168, the Group entered into a US$240.0 million US dollar denominated, 4-year term loan facility agreement. In June 2013, the Group completed the refinancing of this term loan with the outstanding balance of US$ 117.0 million. The new US dollar denominated term loan facility of US$ 117.0 million, due in June 2016, was sourced from Industrial and Commercial Bank of China (Refer to Note 11). In order to repay the debt, after-tax profits from its major PRC subsidiaries in China may be distributed to its overseas holding company borrower. The Group has recognized the relevant deferred tax liability of RMB 29,439 and RMB 52,155 as of December 31, 2012 and December 31, 2013 in connection with cumulative distributable profits of its major PRC subsidiaries earned after January 2008 using a 5% dividend withholding tax rate provided as a preferential rate by the tax arrangement between PRC and Hong Kong (Refer to below Reconciliation of the differences between statutory tax rate and the effective tax rate), and the increased balance was relating to the operation income from its PRC subsidiaries generated in 2013.

Composition of income tax expense

The current and deferred portion of income tax expense included in the consolidated statements of operations for the years ended December 31 is as follows:

	2011	2012	2013
Current income tax expenses	185,001	235,594	284,352
Deferred income tax benefit	(15,559)	(99,289)	(77,355)
Income tax expenses	169,442	136,305	206,997

Reconciliation of the differences between statutory tax rate and the effective tax rate

Reconciliation between the statutory CIT rate and the Group’s effective tax rate for the years ended December 31 is as follows:

	2011	2012	2013
Statutory CIT rate	25%	25%	25%
Tax differential from statutory rate applicable to subsidiaries in the PRC	(3)%	(1)%	(1)%
Tax differential for the expenses recorded by the Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius which are not subject to tax (*)	(2)%	68%	17%
Permanent difference for non-deductible expenses	5%	7%	4%
Withholding tax on earnings no longer considered indefinitely reinvested	7%	21%	6%
Effective CIT rate	32%	120%	51%

* Tax differential for the expenses recorded by the Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius which are not subject to tax primarily represents the following items which are not tax deductible: (i) a rate of 5% as a result of permanent difference arising from the share-based compensation expenses (2012: 21%, 2011: 4%); (ii) a rate of 6% as a result of permanent differences arising from the interest expense in convertible notes and term loan (2012: 26%, 2011: 2%); (iii) a rate of 8% as a result of permanent difference in connection with loss arising from change in fair value in convertible notes (2012: 19%, 2011: (9)%); (iv) a rate of (3)% as a result of permanent differences arising from foreign exchange gain from monetary assets and liabilities denominated in foreign currencies (2012: (0.1)%, 2011: (1)%).

Deferred tax assets and liabilities comprised:

	2012	2013
Deferred tax assets, current:
Tax loss carry forwards	17,547	18,586
Deductible temporary differences related to:
-rental expenses	3,888	4,520
-pre-operating expenses	5,618	5,958
-deferred revenue, current	43,075	43,876
-accruals for customer reward program	1,003	5,453
-others	16,411	7,402
Valuation allowance	(7,173)	(6,956)
	80,369	78,839
Deferred tax assets, non-current:
Tax loss carry forwards	158,124	206,999
Deductible temporary differences related to:
-rental expenses	213,389	229,432
-pre-operating expenses	8,898	6,667
-deferred revenue, non current	8,715	12,779
-unfavorable lease related to acquisitions	91,751	83,640
-impairment loss of property and equipment	42,643	36,587
-others	3,051	3,761
Valuation allowance	(215,809)	(172,301)
	310,762	407,564
Total deferred tax assets	391,131	486,403

Deferred tax liabilities, current:
Withholding tax for profit distribution of previous periods (refer to Income Tax – PRC)	29,439	52,155

Deferred tax liabilities, non-current:
Recognition of intangible assets related to the acquisition of Motel 168	273,986	265,400
Other taxable temporary differences	14,335	18,122
	288,321	283,522
Total deferred tax liabilities	317,760	335,677

The Group had tax loss carry forward of RMB 902,341 as of December 31, 2013. The Group’s remaining tax loss carry forward will be netted against future taxable income. According to the PRC CIT regulations, the loss incurred during a tax year may be carried forward to the following years and set off against the profits of the following years, but the period shall not exceed a maximum of 5 years. These accumulated tax losses will expire on or before January 1, 2019.

A valuation allowance of RMB 222,982 and RMB 179,257 was provided for the net deferred tax assets of the Company as of December 31, 2012 and 2013, respectively. The valuation allowances were provided on the deferred tax assets to the extent that management believed it was more likely than not that such deferred tax assets would not have been realized in the foreseeable future. Valuation allowances were also provided because it was more likely than not that the Company will not be able to utilize certain tax loss carry forwards generated by certain subsidiaries. As those entities continue to have accumulated tax losses and tax planning strategies are not available to utilize those tax losses in other subsidiaries, management believes it is more likely than not that such losses will not be utilized before they expire. If events occur in the future that prevent the Company from realizing some or all of its deferred tax assets, an adjustment to the valuation allowances will be recognized when such events occur. In the PRC, tax loss carry forwards generally expire after five years.

For the tax holidays described for certain entities in the “PRC” section of this Note, the aggregate amount and per share effect of the tax holidays are as follows:

	For the years ended December 31,
	2011	2012	2013
(in thousands, except per share data)	RMB	RMB	RMB

Aggregate effect	14,505	354	4,686
Basic ordinary share effect	0.17	0.004	0.05
Diluted ordinary share effect	0.15	0.004	0.05